Financial Assets and Liabilities - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)	Dec. 31, 2020	Dec. 31, 2019
Senior notes due 2023 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	101.02%	101.46%
Senior notes due 2024 [member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	104.17%	107.90%
Senior notes due 2024 [member] | Cosan Limited [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	103.22%	105.18%
Senior notes due 2025[member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	105.96%	107.27%
Senior notes due 2027 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	108.20%	109.18%
Senior Notes Due 2028 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	108.75%	0.00%
Senior Notes Due 2029[Member] | Cosan Limited [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	110.05%	104.48%
Perpetual notes [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	102.88%	104.06%